Note 6 - Warehouse Fund Assets - Warehouse Fund Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Warehouse fund assets	$ 56,050	$ 110,779
Warehouse fund assets - non-current	73,785	94,334
Total warehouse fund assets	129,835	205,113
Liabilities related to warehouse fund assets	33,679	86,344
Liabilities related to warehouse fund assets - non-current	48,782	14,103
Total liabilities related to warehouse fund assets	82,461	100,447
Net warehouse fund assets	$ 47,374	$ 104,666